VESSELS UNDER CAPITAL LEASES, NET - Summary of Book Value of Vessels Under Capital Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Roll Forward]
Vessel under capital leases, beginning balance	$ 2,956	$ 8,354
Disposals		(3,473)
Impairment loss	(1,066)	(985)	$ (152,597)
Depreciation	(895)	(940)
Vessel under capital leases, ending balance	$ 2,061	$ 2,956	$ 8,354